SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
SEGMENT INFORMATION [Abstract]
Summary of Financial Information by Segment
The following table summarizes the Group’s revenue by segment:

Year ended December 31, 2014	Polysilicon	Wafer	Elimination	Total
Revenue – External	$127,692,325	54,879,527	-	182,571,852
Revenue - Intersegment	29,424,883	-	(29,424,883)	-
Total revenue	157,117,208	54,879,527	(29,424,883)	182,571,852
Total Cost of revenue	119,703,550	47,861,811	(28,256,850)	139,308,511
Gross Profit	$37,413,658	7,017,716	(1,168,033)	43,263,341

Year ended December 31, 2015	Polysilicon	Wafer	Elimination	Total
Revenue – External	$125,916,457	56,124,511	-	182,040,968
Revenue - Intersegment	23,485,364	-	(23,485,364)	-
Total Revenue	149,401,821	56,124,511	(23,485,364)	182,040,968
Total Cost of revenue	121,193,840	46,763,308	(23,466,065)	144,491,083
Gross Profit	$28,207,981	9,361,203	(19,299)	37,549,885

Year ended December 31, 2016	Polysilicon	Wafer	Elimination	Total
Revenue – External	$167,530,309	61,570,902	-	229,101,211
Revenue - Intersegment	28,688,793	-	(28,688,793)	-
Total Revenue	196,219,102	61,570,902	(28,688,793)	229,101,211
Total Cost of revenue	125,320,832	52,413,007	(29,061,146)	148,672,693
Gross Profit	$70,898,270	9,157,895	372,353	80,428,518

Schedule of Revenues of Major Customers
The following customers individually accounted for 10% or more of revenues:

	Year ended December 31,
	2014	2015	2016
Customer C	*	$35,094,472		$48,739,001
Customer A	*	20,465,558		*
Customer B	$18,210,196	$19,595,911	$	*
Customer F	$23,882,302	$18,125,773	$	*

*	Represents less than 10%